Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 66,879	$ 66,063
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	10,521	9,684
Unfunded commitments	29,200
Total exposure	39,700
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,300
Unfunded commitments	14,800
Total exposure	17,100
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,400
Unfunded commitments	8,000
Total exposure	9,400
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6,400
Unfunded commitments	1,400
Total exposure	7,800
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	3,900
Total exposure	4,000
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	200
Total exposure	200
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	900
Total exposure	1,200
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,112	$ 1,732
Unfunded commitments	11,400
Total exposure	13,500
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500
Unfunded commitments	3,600
Total exposure	4,100
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	400
Unfunded commitments	3,700
Total exposure	4,100
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,200
Unfunded commitments	3,400
Total exposure	4,600
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	700
Total exposure	$ 700